FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00334
                                    ---------

                         Franklin Capital Growth Fund
                         ----------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN CAPITAL GROWTH FUND

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ...........................................  6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1

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FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                                                 SHARES          VALUE
----------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.4%
   COMMERCIAL SERVICES 1.3%
   Robert Half International Inc. ........................................       591,600    $   21,055,044
                                                                                            --------------
   COMMUNICATIONS 1.6%
   Alltel Corp. ..........................................................       389,600        25,366,856
                                                                                            --------------
   CONSUMER DURABLES 1.4%
(a)Electronic Arts Inc. ..................................................       402,400        22,892,536
                                                                                            --------------
   CONSUMER NON-DURABLES 3.1%
   PepsiCo Inc. ..........................................................       225,500        12,788,105
   Procter & Gamble Co. ..................................................       391,800        23,296,428
   Wm. Wrigley Jr. Co. ...................................................       184,100        13,233,108
                                                                                            --------------
                                                                                                49,317,641
                                                                                            --------------
   CONSUMER SERVICES 8.5%
(a)Apollo Group Inc., A ..................................................       214,300        14,227,377
   Carnival Corp. ........................................................       222,700        11,130,546
   Hilton Hotels Corp. ...................................................       504,900        11,269,368
   International Game Technology .........................................     1,098,900        29,670,300
(a)Univision Communications Inc., A ......................................       922,900        24,484,537
   Viacom Inc., B ........................................................       586,100        19,347,161
   The Walt Disney Co. ...................................................       837,400        20,206,462
(a)XM Satellite Radio Holdings Inc., A ...................................       181,200         6,506,892
                                                                                            --------------
                                                                                               136,842,643
                                                                                            --------------
   DISTRIBUTION SERVICES 1.3%
   SYSCO Corp. ...........................................................       696,400        21,846,068
                                                                                            --------------
   ELECTRONIC TECHNOLOGY 18.6%
(a)Agilent Technologies Inc. .............................................       766,700        25,109,425
   Applied Materials Inc. ................................................     1,500,000        25,440,000
   Boeing Co. ............................................................       245,900        16,708,905
(a)Cisco Systems Inc. ....................................................     1,569,400        28,139,342
(a)Dell Inc. .............................................................       665,800        22,770,360
(a)EMC Corp. .............................................................       961,300        12,439,222
   Intel Corp. ...........................................................     1,080,300        26,629,395
   KLA-Tencor Corp. ......................................................       374,300        18,250,868
   L-3 Communications Holdings Inc. ......................................       217,400        17,189,818
   Linear Technology Corp. ...............................................       587,000        22,065,330
   Maxim Integrated Products Inc. ........................................       405,697        17,302,977
(a)Network Appliance Inc. ................................................       339,000         8,047,860
   Nokia Corp., ADR (Finland) ............................................     1,014,100        17,148,431
   QUALCOMM Inc. .........................................................       590,300        26,415,925
   Xilinx Inc. ...........................................................       531,800        14,810,630
                                                                                            --------------
                                                                                               298,468,488
                                                                                            --------------
   ENERGY MINERALS 1.9%
   Devon Energy Corp. ....................................................       443,900        30,469,296
                                                                                            --------------


                                          Quarterly Statement of Investments | 3

FRANKLIN CAPITAL GROWTH FUND

----------------------------------------------------------------------------------------------------------
                                                                                 SHARES          VALUE
----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   FINANCE 9.5%
   AFLAC Inc. ............................................................       521,300    $   23,614,890
(a)Berkshire Hathaway Inc., A ............................................           330        27,060,000
   BlackRock Inc., A .....................................................       104,700         9,278,514
   Brown & Brown Inc. ....................................................       360,000        17,888,400
   Countrywide Financial Corp. ...........................................       570,513        18,815,519
   Golden West Financial Corp. ...........................................       364,500        21,647,655
   Marsh & McLennan Cos. Inc. ............................................       561,900        17,076,141
   Wells Fargo & Co. .....................................................       297,200        17,407,004
                                                                                            --------------
                                                                                               152,788,123
                                                                                            --------------
   HEALTH SERVICES 3.3%
(a)Caremark Rx Inc. ......................................................       506,600        25,294,538
(a)Wellpoint Inc. ........................................................       364,100        27,606,062
                                                                                            --------------
                                                                                                52,900,600
                                                                                            --------------
   HEALTH TECHNOLOGY 13.2%
   Abbott Laboratories ...................................................       323,100        13,699,440
(a)Amgen Inc. ............................................................       473,100        37,691,877
(a)Boston Scientific Corp. ...............................................     1,011,200        23,631,744
   Eli Lilly & Co. .......................................................       229,700        12,293,544
   Johnson & Johnson .....................................................       471,610        29,843,481
   Roche Holding AG, ADR (Switzerland) ...................................       400,200        27,673,830
   Schering-Plough Corp. .................................................       959,300        20,193,265
(a)Varian Medical Systems Inc. ...........................................       429,900        16,985,349
   Wyeth .................................................................       441,000        20,405,070
(a)Zimmer Holdings Inc. ..................................................       153,400        10,567,726
                                                                                            --------------
                                                                                               212,985,326
                                                                                            --------------
   INDUSTRIAL SERVICES 1.2%
   Halliburton Co. .......................................................       102,100         6,995,892
(a)National-Oilwell Varco Inc. ...........................................       184,500        12,140,100
                                                                                            --------------
                                                                                                19,135,992
                                                                                            --------------
   NON-ENERGY MINERALS 0.5%
   Southern Peru Copper Corp. ............................................       139,100         7,784,036
                                                                                            --------------
   PROCESS INDUSTRIES 3.4%
   Bunge Ltd. ............................................................       550,000        28,941,000
   Lyondell Chemical Co. .................................................       880,600        25,202,772
                                                                                            --------------
                                                                                                54,143,772
                                                                                            --------------
   PRODUCER MANUFACTURING 7.4%
   3M Co. ................................................................       416,900        30,583,784
   Danaher Corp. .........................................................       296,200        15,944,446
(a)Mettler-Toledo International Inc. (Switzerland) .......................       332,900        16,971,242
   Tyco International Ltd. ...............................................       852,000        23,728,200
   United Technologies Corp. .............................................       602,900        31,254,336
                                                                                            --------------
                                                                                               118,482,008
                                                                                            --------------


4 | Quarterly Statement of Investments

FRANKLIN CAPITAL GROWTH FUND

----------------------------------------------------------------------------------------------------------
                                                                                 SHARES          VALUE
----------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   RETAIL TRADE 4.1%
   Dollar General Corp. ..................................................       525,200    $    9,632,168
   Lowe's Cos. Inc. ......................................................       515,400        33,191,760
   Target Corp. ..........................................................       146,600         7,612,938
   Wal-Mart Stores Inc. ..................................................       369,100        16,173,962
                                                                                            --------------
                                                                                                66,610,828
                                                                                            --------------
   TECHNOLOGY SERVICES 11.0%
   Autodesk Inc. .........................................................       184,400         8,563,536
   First Data Corp. ......................................................       542,200        21,688,000
(a)Google Inc., A ........................................................        68,400        21,645,864
   Infosys Technologies Ltd., ADR (India) ................................       191,000        14,187,480
   Microsoft Corp. .......................................................     1,183,700        30,456,601
   Paychex Inc. ..........................................................       694,300        25,744,644
   SAP AG, ADR (Germany) .................................................       667,000        28,901,110
(a)Symantec Corp. ........................................................       345,700         7,833,562
(a)Yahoo! Inc. ...........................................................       525,100        17,769,384
                                                                                            --------------
                                                                                               176,790,181
                                                                                            --------------
   TRANSPORTATION 5.1%
   C.H. Robinson Worldwide Inc. ..........................................       313,600        20,108,032
   Expeditors International of Washington Inc. ...........................       301,200        17,102,136
   Fedex Corp. ...........................................................       186,300        16,232,319
   Southwest Airlines Co. ................................................     1,897,900        28,183,815
                                                                                            --------------
                                                                                                81,626,302
                                                                                            --------------
   UTILITIES 1.0%
   FirstEnergy Corp. .....................................................       312,000        16,261,440
                                                                                            --------------
   TOTAL COMMON STOCKS (COST $1,406,746,110) .............................                   1,565,767,180
                                                                                            --------------
   SHORT TERM INVESTMENT (COST $44,612,270) 2.8%
   MONEY FUND 2.8%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .........    44,612,270        44,612,270
                                                                                            --------------
   TOTAL INVESTMENTS (COST $1,451,358,380) 100.2% ........................                   1,610,379,450
   OTHER ASSETS, LESS LIABILITIES (0.2)% .................................                      (3,201,167)
                                                                                            --------------
   NET ASSETS 100.0% .....................................................                  $1,607,178,283
                                                                                            ==============

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

                                            Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5

FRANKLIN CAPITAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Capital Growth Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund).

1. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes was as follows:

Cost of investments .................................    $1,455,391,197
                                                         ==============
Unrealized appreciation .............................    $  227,855,713
Unrealized depreciation .............................       (72,867,460)
                                                         --------------
Net unrealized appreciation (depreciation) ..........    $  154,988,253
                                                         ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005











                                   Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have  reviewed  this  report on Form N-Q of Franklin  Capital  Growth
Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have  reviewed  this  report on Form N-Q of Franklin  Capital  Growth
Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer